Related Party Transactions - Summary of Outstanding Balances with Related Parties (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	$ 286,000	$ 933,000
Other Receivables
Disclosure Of Transactions Between Related Parties [Line Items]
Other receivables due from related parties	262,000	20,000
Prepayment
Disclosure Of Transactions Between Related Parties [Line Items]
Other receivables due from related parties	1,199,000	0
Trade Payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	2,370,000	2,103,000
Other Payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	3,343,000	3,736,000
Nanjing Probio Biotech Co., Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Other receivables due from related parties	400,000
Nanjing Probio Biotech Co., Ltd. | Trade Receivables
Disclosure Of Transactions Between Related Parties [Line Items]
Other receivables due from related parties	409,000
Nanjing Probio Biotech Co., Ltd. | Prepayment
Disclosure Of Transactions Between Related Parties [Line Items]
Other receivables due from related parties	274,000
Nanjing Probio Biotech Co., Ltd. | Trade Payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	22,000
Nanjing GenScript Biotech Co., Ltd | Lease liabilities [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	286,000	351,000
Nanjing GenScript Biotech Co., Ltd | Other Receivables
Disclosure Of Transactions Between Related Parties [Line Items]
Other receivables due from related parties	243,000	14,000
Nanjing GenScript Biotech Co., Ltd | Trade Payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	2,301,000	1,547,000
Nanjing GenScript Biotech Co., Ltd | Other Payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	3,293,000	3,736,000
Genscript USA Incorporated | Other Receivables
Disclosure Of Transactions Between Related Parties [Line Items]
Other receivables due from related parties	19,000	6,000
Genscript USA Incorporated | Trade Payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	46,000	555,000
Genscript USA Incorporated | Other Payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	50,000
Jiangsu GenScript Probio Biotech Co., Ltd. | Prepayment
Disclosure Of Transactions Between Related Parties [Line Items]
Other receivables due from related parties	925,000
Jiangsu GenScript Biotech Co., Ltd | Trade Payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	$ 1,000	1,000
Genscript USA Holdings Inc | Lease liabilities [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties		$ 582,000